Guarantor and Non-Guarantor Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor and Non-Guarantor Subsidiaries

15. Guarantor and Non-Guarantor Subsidiaries

In connection with the May 27, 2010 Reorganization of the Company, Cooper-Standard Automotive Inc. (the “Issuer”), a wholly-owned subsidiary of Cooper-Standard Holdings Inc., issued 8 1/2% senior notes due 2018 (“the Senior Notes”) with a total principal amount of $450,000. Cooper-Standard Holdings Inc. and all wholly-owned domestic subsidiaries of Cooper-Standard Automotive Inc. (the “Guarantors”) unconditionally guarantee the Senior Notes. The following condensed consolidated financial data provides information regarding the financial position, results of operations, and cash flows of the Guarantors. The Guarantors account for their investments in the non-guarantor subsidiaries on the equity method. The principal elimination entries are to eliminate the investments in subsidiaries and intercompany balances and transactions.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

Three Months Ended March 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
Sales	$—	$147.4	$163.1	$503.3	$(48.5)	$765.3
Cost of products sold	—	122.0	139.3	430.8	(48.5)	643.6
Selling, administration, & engineering expenses	—	33.1	1.0	37.9	—	72.0
Amortization of intangibles	—	2.8	—	1.0	—	3.8
Restructuring	—	—	(0.2)	6.3	—	6.1

Operating profit (loss)	—	(10.5)	23.0	27.3	—	39.8
Interest expense, net of interest income	—	(9.3)	—	(1.9)	—	(11.2)
Equity earnings (loss)	—	(0.9)	1.0	0.7	—	0.8
Other income (expense), net	—	8.2	1.1	(6.4)	—	2.9

Income (loss) before income taxes	—	(12.5)	25.1	19.7	—	32.3
Provision for income tax expense (benefit)	—	(1.4)	3.1	6.4	—	8.1

Income (loss) before equity in income of subsidiaries	—	(11.1)	22.0	13.3	—	24.2
Equity in net income of subsidiaries	23.8	34.9	—	—	(58.7)	—

Consolidated net income	23.8	23.8	22.0	13.3	(58.7)	24.2
Net income attributable to noncontrolling interests	—	—	—	(0.4)	—	(0.4)

Net income attributable to Cooper-Standard Holdings Inc.	$23.8	$23.8	$22.0	$12.9	$(58.7)	$23.8

Comprehensive income	$39.4	$39.4	$22.0	$28.5	$(89.2)	$40.1
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(0.7)	—	(0.7)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$39.4	$39.4	$22.0	$27.8	$(89.2)	$39.4

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

Three Months Ended March 31, 2013

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
Sales	$—	$145.2	$165.7	$486.3	$(49.6)	$747.6
Cost of products sold	—	120.5	133.2	423.2	(49.6)	627.3
Selling, administration, & engineering expenses	—	34.8	3.1	37.2	—	75.1
Amortization of intangibles	—	2.9	—	1.0	—	3.9
Restructuring	—	1.6	0.1	3.0	—	4.7

Operating profit (loss)	—	(14.6)	29.3	21.9	—	36.6
Interest expense, net of interest income	—	(8.3)	—	(2.9)	—	(11.2)
Equity earnings	—	1.0	0.9	0.8	—	2.7
Other income (expense), net	—	7.5	0.1	(7.9)	—	(0.3)

Income (loss) before income taxes	—	(14.4)	30.3	11.9	—	27.8
Provision (benefit) for income tax expense	—	(2.7)	5.5	5.1	—	7.9

Income (loss) before equity in income (loss) subsidiaries	—	(11.7)	24.8	6.8	—	19.9
Equity in net income of subsidiaries	20.7	32.4	—	—	(53.1)	—

Consolidated net income	20.7	20.7	24.8	6.8	(53.1)	19.9
Net loss attributable to noncontrolling interest	—	—	—	0.8	—	0.8

Net income attributable to Cooper-Standard Holdings Inc.	$20.7	$20.7	$24.8	$7.6	$(53.1)	$20.7

Comprehensive income	$12.9	$12.9	$24.8	$1.4	$(40.1)	$11.9
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	1.0	—	1.0

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$12.9	$12.9	$24.8	$2.4	$(40.1)	$12.9

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$177.5	$4.4	$88.7	$—	$270.6
Accounts receivable, net	—	54.8	72.6	222.7	—	350.1
Tooling receivable	—	13.4	12.1	91.4	—	116.9
Inventories	—	18.8	28.5	96.0	—	143.3
Prepaid expenses	—	5.9	0.3	15.7	—	21.9
Other	—	35.5	0.6	51.7	—	87.8

Total current assets	—	305.9	118.5	566.2	—	990.6
Investments in affiliates and intercompany accounts, net	628.3	339.7	998.7	(52.9)	(1,851.6)	62.2
Property, plant, and equipment, net	—	88.2	56.5	483.9	—	628.6
Goodwill	—	111.1	—	22.6	—	133.7
Other assets	—	80.9	48.2	81.8	—	210.9

	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$32.6	$—	$32.6
Accounts payable	—	45.4	41.3	184.7	—	271.4
Accrued liabilities	—	59.1	5.4	118.5	—	183.0

Total current liabilities	—	104.5	46.7	335.8	—	487.0
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	167.4	(0.2)	156.0	—	323.2

Total liabilities	—	721.9	46.5	492.6	—	1,261.0
Redeemable noncontrolling interests	—	—	—	14.2	—	14.2
Preferred stock	—	121.6	—	—	—	121.6
Total Cooper-Standard Holdings Inc. equity	628.3	82.3	1,175.4	593.9	(1,851.6)	628.3
Noncontrolling interests	—	—	—	0.9	—	0.9

Total equity	628.3	82.3	1,175.4	594.8	(1,851.6)	629.2

Total liabilities and equity	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

CONDENSED CONSOLIDATING BALANCE SHEET

March 31, 2013

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$152.8	$—	$63.9	$—	$216.7
Accounts receivable, net	—	64.4	81.1	259.4	—	404.9
Tooling receivable	—	18.3	14.6	100.2	—	133.1
Inventories	—	20.8	31.7	110.4	—	162.9
Prepaid expenses	—	4.3	0.4	22.8	—	27.5
Other	—	35.6	(1.0)	48.7	—	83.3

Total current assets	—	296.2	126.8	605.4	—	1,028.4
Investments in affiliates and intercompany accounts, net	630.3	292.9	1,066.6	(73.6)	(1,856.1)	60.1
Property, plant, and equipment, net	—	90.3	56.2	478.2	—	624.7
Goodwill	—	111.1	—	22.1	—	133.2
Other assets	—	131.7	0.1	77.3	—	209.1

	$630.3	$922.2	$1,249.7	$1,109.4	$(1,856.1)	$2,055.5

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$34.9	$—	$34.9
Accounts payable	—	47.7	45.3	188.0	—	281.0
Accrued liabilities	—	78.3	4.3	123.7	—	206.3

Total current liabilities	—	126.0	49.6	346.6	—	522.2
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	164.4	(0.1)	152.5	—	316.8

Total liabilities	—	740.4	49.5	499.9	—	1,289.8
Redeemable noncontrolling interests	—	—	—	13.5	—	13.5
Preferred stock	—	122.0	—	—	—	122.0
Total Cooper-Standard Holdings Inc. equity	630.3	59.8	1,200.2	596.1	(1,856.1)	630.3
Noncontrolling interests	—	—	—	(0.1)	—	(0.1)

Total equity	630.3	59.8	1,200.2	596.0	(1,856.1)	630.2

Total liabilities and equity	$630.3	$922.2	$1,249.7	$1,109.4	$(1,856.1)	$2,055.5

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Three Months Ended March 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$1.7	$1.0	$(0.5)	$(36.8)	$—	$(34.6)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(6.5)	(3.5)	(19.2)	—	(29.2)
Acquisition of businesses, net of cash acquired	—	—	—	(1.7)	—	(1.7)
Proceeds from the sale of assets	—	—	4.0	0.3	—	4.3

Net cash provided by (used in) investing activities	—	(6.5)	0.5	(20.6)	—	(26.6)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	2.4	—	2.4
Principal payments on long-term debt	—	—	—	(1.8)	—	(1.8)
Repurchase of preferred stock	—	(4.9)	—	—	—	(4.9)
Other	(1.7)	(1.5)	—	1.6	—	(1.6)

Net cash provided by (used in) financing activities	(1.7)	(6.4)	—	2.2	—	(5.9)
Effects of exchange rate changes on cash	—	—	—	1.4	—	1.4
Changes in cash and cash equivalents	—	(11.9)	—	(53.8)	—	(65.7)
Cash and cash equivalents at beginning of period	—	189.6	—	172.1	—	361.7

Cash and cash equivalents at end of period	$—	$177.7	$—	$118.3	$—	$296.0

Depreciation and amortization	$—	$7.3	$3.9	$20.4	$—	$31.6

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS Three Months Ended March 31, 2013
	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$1.7	$(4.4)	$(2.4)	$(8.2)	$—	$(13.3)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(6.4)	(4.1)	(23.8)	—	(34.3)
Return on equity investments	—	—	2.1	—	—	2.1
Proceeds from the sale of fixed assets	—	—	—	0.2	—	0.2

Net cash used in investing activities	—	(6.4)	(2.0)	(23.6)	—	(32.0)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	4.9	—	4.9
Principal payments on long-term debt	—	—	—	(1.8)	—	(1.8)
Purchase of noncontrolling interest	—	—	—	(1.9)	—	(1.9)
Repurchase of common stock	—	(11.1)	—	—	—	(11.1)
Other	(1.7)	(2.8)	—	2.9	—	(1.6)

Net cash provided by (used in) financing activities	(1.7)	(13.9)	—	4.1	—	(11.5)
Effects of exchange rate changes on cash	—	—	—	2.9	—	2.9
Changes in cash and cash equivalents	—	(24.7)	(4.4)	(24.8)	—	(53.9)
Cash and cash equivalents at beginning of period	—	177.5	4.4	88.7	—	270.6

Cash and cash equivalents at end of period	$—	$152.8	$—	$63.9	$—	$216.7

Depreciation and amortization	$—	$7.1	$3.4	$19.3	$—	$29.8

23. Guarantor and Non-Guarantor Subsidiaries

In connection with the May 27, 2010 Reorganization of the Company, Cooper Standard Automotive Inc. (the “Issuer”), a wholly-owned subsidiary, issued Senior Notes with a total principal amount of $450,000. Cooper-Standard Holdings Inc. and all wholly-owned domestic subsidiaries of Cooper Standard Automotive Inc. (the “Guarantors”) unconditionally guarantee the notes. The following condensed consolidated financial data provides information regarding the financial position, results of operations, and cash flows of the Guarantors. The Guarantors account for their investments in the non-guarantor subsidiaries on the equity method. The principal elimination entries are to eliminate the investments in subsidiaries and intercompany balances and transactions.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the Five Months Ended May 31, 2010

Predecessor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$179.5	$223.1	$650.8	$(44.3)	$1,009.1
Cost of products sold	—	154.2	181.7	540.6	(44.3)	832.2
Selling, administration, & engineering expenses	—	41.9	—	50.2	—	92.1
Amortization of intangibles	—	0.2	—	0.1	—	0.3
Restructuring	—	0.1	0.1	5.7	—	5.9

Operating profit (loss)	—	(16.9)	41.3	54.2	—	78.6
Interest expense, net of interest income	—	(32.7)	—	(11.8)	—	(44.5)
Equity earnings	—	—	2.6	1.0	—	3.6
Reorganization items, net	—	160.0	(2.7)	146.1	—	303.4
Other income (expense), net	—	4.2	0.4	(25.8)	—	(21.2)

Income before income taxes	—	114.6	41.6	163.7	—	319.9
Provision (benefit) for income tax expense	—	39.5	(35.2)	35.6	—	39.9

Income before equity in income of subsidiaries	—	75.1	76.8	128.1	—	280.0
Equity in net income of subsidiaries	279.7	204.6	—	—	(484.3)	—

Consolidated net income	279.7	279.7	76.8	128.1	(484.3)	280.0
Net income attributable to noncontrolling interest	—	—	—	(0.3)	—	(0.3)

Net income attributable to Cooper-Standard Holdings Inc.	$279.7	$279.7	$76.8	$127.8	$(484.3)	$279.7

Comprehensive income	$248.7	$248.7	$76.8	$96.8	$(422.0)	$249.0
Add: comprehensive loss attributable to noncontrolling interests	—	—	—	(0.3)	—	(0.3)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$248.7	$248.7	$76.8	$96.5	$(422.0)	$248.7

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the Seven Months Ended December 31, 2010

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$248.7	$333.2	$883.9	$(60.8)	$1,405.0
Cost of products sold	—	212.5	269.8	750.9	(60.8)	1,172.4
Selling, administration, & engineering expenses	—	79.7	9.4	70.4	—	159.5
Amortization of intangibles	—	6.5	—	2.5	—	9.0
Restructuring	—	0.2	0.2	0.1	—	0.5

Operating profit (loss)	—	(50.2)	53.8	60.0	—	63.6
Interest expense, net of interest income	—	(21.2)	—	(3.8)	—	(25.0)
Equity earnings	—	0.2	1.9	1.3	—	3.4
Other income (expense), net	—	33.2	0.4	(29.4)	—	4.2

Income (loss) before income taxes	—	(38.0)	56.1	28.1	—	46.2
Provision (benefit) for income tax expense	—	(5.0)	7.3	2.8	—	5.1

Income (loss) before equity in income of subsidiaries	—	(33.0)	48.8	25.3	—	41.1
Equity in net income of subsidiaries	40.6	73.6	—	—	(114.2)	—

Consolidated net income	40.6	40.6	48.8	25.3	(114.2)	41.1
Net income attributable to noncontrolling interest	—	—	—	(0.5)	—	(0.5)

Net income attributable to Cooper-Standard Holdings Inc.	$40.6	$40.6	$48.8	$24.8	$(114.2)	$40.6

Comprehensive income	$86.5	$86.5	$48.8	$65.4	$(200.0)	$87.2
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(0.7)	—	(0.7)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$86.5	$86.5	$48.8	$64.7	$(200.0)	$86.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$498.4	$607.5	$1,888.2	$(140.6)	$2,853.5
Cost of products sold	—	407.8	495.1	1,640.6	(140.6)	2,402.9
Selling, administration, & engineering expenses	—	109.8	0.6	147.2	—	257.6
Amortization of intangibles	—	11.1	—	4.5	—	15.6
Restructuring	—	0.4	5.9	45.9	—	52.2

Operating profit (loss)	—	(30.7)	105.9	50.0	—	125.2
Interest expense, net of interest income	—	(28.5)	—	(12.0)	—	(40.5)
Equity earnings	—	1.2	1.0	3.2	—	5.4
Other income (expense), net	—	44.1	13.0	(49.9)	—	7.2

Income (loss) before income taxes	—	(13.9)	119.9	(8.7)	—	97.3
Provision (benefit) for income tax expense	—	(0.8)	6.1	15.5	—	20.8

Income (loss) before equity in income of subsidiaries	—	(13.1)	113.8	(24.2)	—	76.5
Equity in net income of subsidiaries	102.8	115.9	—	—	(218.7)	—

Consolidated net income (loss)	102.8	102.8	113.8	(24.2)	(218.7)	76.5
Net loss attributable to noncontrolling interest	—	—	—	26.3	—	26.3

Net income attributable to Cooper-Standard Holdings Inc.	$102.8	$102.8	$113.8	$2.1	$(218.7)	$102.8

Comprehensive income (loss)	$44.5	$44.5	$113.8	$(61.0)	$(126.8)	$15.0
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	29.5	—	29.5

Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$44.5	$44.5	$113.8	$(31.5)	$(126.8)	$44.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2012

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$564.4	$629.1	$1,871.8	$(184.4)	$2,880.9
Cost of products sold	—	470.0	526.6	1,629.8	(184.4)	2,442.0
Selling, administration, & engineering expenses	—	127.6	4.9	148.8	—	281.3
Amortization of intangibles	—	11.4	—	4.0	—	15.4
Impairment charges	—	—	—	10.1	—	10.1
Restructuring	—	0.3	0.4	28.1	—	28.8

Operating profit (loss)	—	(44.9)	97.2	51.0	—	103.3
Interest expense, net of interest income	—	(33.4)	—	(11.4)	—	(44.8)
Equity earnings	—	1.8	3.7	3.3	—	8.8
Other income (expense), net	—	34.5	1.4	(35.9)	—	—

Income (loss) before income taxes	—	(42.0)	102.3	7.0	—	67.3
Provision (benefit) for income tax expense	—	19.5	(48.1)	(2.9)	—	(31.5)

Income (loss) before equity in income (loss) subsidiaries	—	(61.5)	150.4	9.9	—	98.8
Equity in net income of subsidiaries	102.8	164.3	—	—	(267.1)	—

Consolidated net income	102.8	102.8	150.4	9.9	(267.1)	98.8
Net loss attributable to noncontrolling interest	—	—	—	4.0	—	4.0

Net income attributable to Cooper-Standard Holdings Inc.	$102.8	$102.8	$150.4	$13.9	$(267.1)	$102.8

Comprehensive income (loss)	$69.8	$69.8	$150.4	$(12.2)	$(213.2)	$64.6
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	5.2	—	5.2

Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$69.8	$69.8	$150.4	$(7.0)	$(213.2)	$69.8

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$189.6	$—	$172.1	$—	$361.7
Accounts receivable, net	—	66.8	74.8	292.3	—	433.9
Inventories, net	—	18.8	24.2	96.7	—	139.7
Prepaid expenses	—	5.2	0.4	20.7	—	26.3
Other	—	23.1	2.0	18.8	—	43.9

Total current assets	—	303.5	101.4	600.6	—	1,005.5
Investments in affiliates and intercompany accounts, net	597.9	290.9	1,050.0	(164.9)	(1,719.5)	54.4
Property, plant, and equipment, net	—	77.8	64.6	477.3	—	619.7
Goodwill	—	111.1	—	25.3	—	136.4
Other assets	—	97.6	(5.8)	96.0	—	187.8

	$597.9	$880.9	$1,210.2	$1,034.3	$(1,719.5)	$2,003.8

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$33.1	$—	$33.1
Accounts payable	—	48.3	30.9	177.5	—	256.7
Accrued liabilities	—	48.9	9.0	135.3	—	193.2

Total current liabilities	—	97.2	39.9	345.9	—	483.0
Long-term debt	—	450.0	—	5.6	—	455.6
Other liabilities	—	164.1	5.9	153.8	—	323.8

Total liabilities	—	711.3	45.8	505.3	—	1,262.4
Redeemable noncontrolling interests	—	—	—	14.3	—	14.3
Preferred stock	—	125.9	—	—	—	125.9
Total Cooper-Standard Holdings Inc. equity	597.9	43.7	1,164.4	511.4	(1,719.5)	597.9
Noncontrolling interests	—	—	—	3.3	—	3.3

Total equity	597.9	43.7	1,164.4	514.7	(1,719.5)	601.2

Total liabilities and equity	$597.9	$880.9	$1,210.2	$1,034.3	$(1,719.5)	$2,003.8

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$177.5	$4.4	$88.7	$—	$270.6
Accounts receivable, net	—	68.2	84.7	346.7	—	499.6
Inventories, net	—	18.8	28.5	96.0	—	143.3
Prepaid expenses	—	5.9	0.3	15.7	—	21.9
Other	—	35.5	0.6	19.1	—	55.2

Total current assets	—	305.9	118.5	566.2	—	990.6
Investments in affiliates and intercompany accounts, net	628.3	339.7	998.7	(52.9)	(1,851.6)	62.2
Property, plant, and equipment, net	—	88.2	56.5	483.9	—	628.6
Goodwill	—	111.1	—	22.6	—	133.7
Other assets	—	80.9	48.2	81.8	—	210.9

	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$32.6	$—	$32.6
Accounts payable	—	45.4	41.3	184.7	—	271.4
Accrued liabilities	—	59.1	5.4	118.5	—	183.0

Total current liabilities	—	104.5	46.7	335.8	—	487.0
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	167.4	(0.2)	156.0	—	323.2

Total liabilities	—	721.9	46.5	492.6	—	1,261.0
Redeemable noncontrolling interests	—	—	—	14.2	—	14.2
Preferred stock	—	121.6	—	—	—	121.6
Total Cooper-Standard Holdings Inc. equity	628.3	82.3	1,175.4	593.9	(1,851.6)	628.3
Noncontrolling interests	—	—	—	0.9	—	0.9

Total equity	628.3	82.3	1,175.4	594.8	(1,851.6)	629.2

Total liabilities and equity	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Five Months Ended May 31, 2010

Predecessor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	$(122.8)	$(0.3)	$47.7	$—	$(75.4)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(3.0)	(4.0)	(15.9)	—	(22.9)
Proceeds from the sale of fixed assets	—	—	3.6	0.2	—	3.8

Net cash used in investing activities	—	(3.0)	(0.4)	(15.7)	—	(19.1)
FINANCING ACTIVITIES
Decrease in short-term debt	—	(75.0)	—	(102.1)	—	(177.1)
Principal payments on long-term debt	—	(595.5)	—	(114.0)	—	(709.5)
Proceeds from issuance of stock	—	355.0	—	—	—	355.0
Debt issuance costs	—	(30.9)	—	(0.1)	—	(31.0)
Proceeds from issuance of long-term debt	—	450.0	—	—	—	450.0

Net cash provided by (used in) financing activities	—	103.6	—	(216.2)	—	(112.6)
Effects of exchange rate changes on cash	—	(0.3)	—	5.8	—	5.5
Changes in cash and cash equivalents	—	(22.5)	(0.7)	(178.4)	—	(201.6)
Cash and cash equivalents at beginning of period	—	91.5	0.7	288.1	—	380.3

Cash and cash equivalents at end of period	$—	$69.0	$—	$109.7	$—	$178.7

Depreciation and amortization	$—	$6.5	$6.6	$22.6	$—	$35.7

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS For the Seven Months Ended December 31, 2010 Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by operating activities	$3.2	$65.0	$6.3	$96.1	$—	$170.6
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(10.2)	(6.3)	(37.9)	—	(54.4)
Proceeds from the sale of fixed assets	—	2.3	—	0.3	—	2.6

Net cash used in investing activities	—	(7.9)	(6.3)	(37.6)	—	(51.8)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	3.9	—	3.9
Principal payments on long-term debt	—	(0.1)	—	(2.0)	—	(2.1)
Other	(3.2)	37.0	—	(37.0)	—	(3.2)

Net cash provided by (used in) financing activities	(3.2)	36.9	—	(35.1)	—	(1.4)
Effects of exchange rate changes on cash	—	—	—	(1.6)	—	(1.6)
Changes in cash and cash equivalents	—	94.0	—	21.8	—	115.8
Cash and cash equivalents at beginning of period	—	69.0	—	109.7	—	178.7

Cash and cash equivalents at end of period	$—	$163.0	$—	$131.5	$—	$294.5

Depreciation and amortization	$—	$17.1	$10.3	$39.3	$—	$66.7

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7.1	$31.7	$(2.3)	$135.8	$—	$172.3
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(23.1)	(13.4)	(71.8)	—	(108.3)
Acquisition of businesses, net of cash acquired	—	—	—	28.4	—	28.4
Investment in affiliates	—	(10.5)	—	—	—	(10.5)
Proceeds from partial sale of joint venture	—	—	16.0	—	—	16.0
Proceeds from the sale of fixed assets	—	—	0.5	0.1	—	0.6

Net cash provided by (used in) investing activities	—	(33.6)	3.1	(43.3)	—	(73.8)
FINANCING ACTIVITIES
Decrease in short-term debt	—	—	—	(5.8)	—	(5.8)
Principal payments on long-term debt	—	—	—	(4.0)	—	(4.0)
Repurchase of preferred stock	—	(7.5)	—	—	—	(7.5)
Other	(7.1)	36.0	(0.8)	(35.4)	—	(7.3)

Net cash provided by (used in) financing activities	(7.1)	28.5	(0.8)	(45.2)	—	(24.6)
Effects of exchange rate changes on cash	—	—	—	(6.7)	—	(6.7)
Changes in cash and cash equivalents	—	26.6	—	40.6	—	67.2
Cash and cash equivalents at beginning of period	—	163.0	—	131.5	—	294.5

Cash and cash equivalents at end of period	$—	$189.6	$—	$172.1	$—	$361.7

Depreciation and amortization	$—	$28.5	$16.3	$79.3	$—	$124.1

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS For the Year Ended December 31, 2012 Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$6.8	$(1.0)	$17.0	$61.6	$—	$84.4
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(28.9)	(16.7)	(85.5)	—	(131.1)
Acquisition of businesses, net of cash acquired	—		—	(1.1)	—	(1.1)
Proceeds from the sale of fixed assets	—	(0.1)	4.1	10.6	—	14.6

Net cash used in investing activities	—	(29.0)	(12.6)	(76.0)	—	(117.6)
FINANCING ACTIVITIES
Decrease in short-term debt	—	—	—	(0.4)	—	(0.4)
Principal payments on long-term debt	—	—	—	(5.1)	—	(5.1)
Purchase of noncontrolling interest	—	—	—	(2.0)	—	(2.0)
Repurchase of preferred and common stock	—	(43.7)	—	—	—	(43.7)
Other	(6.8)	61.6	—	(61.6)	—	(6.8)

Net cash provided by (used in) financing activities	(6.8)	17.9	—	(69.1)	—	(58.0)
Effects of exchange rate changes on cash	—	—	—	0.1	—	0.1
Changes in cash and cash equivalents	—	(12.1)	4.4	(83.4)	—	(91.1)
Cash and cash equivalents at beginning of period	—	189.6	—	172.1	—	361.7

Cash and cash equivalents at end of period	$—	$177.5	$4.4	$88.7	$—	$270.6

Depreciation and amortization	$—	$28.3	$14.5	$79.9	$—	$122.7